Acquisitions and Divestitures (Acquisitions Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2012 Memorial Health Systems [Member] item	Dec. 31, 2013 Memorial Health Systems [Member]	Mar. 05, 2012 Diagnostic Clinic of Longview [Member]	Dec. 31, 2013 Diagnostic Clinic of Longview [Member]	Mar. 02, 2012 Metro South Medical Center [Member] item	Dec. 31, 2013 Metro South Medical Center [Member]	Jan. 02, 2012 Moses Taylor Healthcare [Member] item	Dec. 31, 2013 Moses Taylor Healthcare [Member]	Jan. 02, 2012 Moses Taylor Hospital [Member] item	Jan. 02, 2012 Mid-Valley Hospital [Member] item	Oct. 02, 2011 Tomball Regional Hospital [Member] item	Dec. 31, 2013 Tomball Regional Hospital [Member]	May 02, 2011 Mercy Health Partners [Member] item	Dec. 31, 2013 Mercy Health Partners [Member]	May 02, 2011 Regional Hospital of Scranton [Member] item	May 02, 2011 Tyler Memorial Hospital [Member] item	May 02, 2011 Special Care Hospital [Member] item	Dec. 31, 2013 Physician Practices Clinics and Other Ancillary Businesses [Member]	Dec. 31, 2012 Physician Practices Clinics and Other Ancillary Businesses [Member]	Dec. 31, 2011 Physician Practices Clinics and Other Ancillary Businesses [Member]	Dec. 31, 2013 Health Management Associates, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition					Jul. 01, 2012		Mar. 05, 2012		Mar. 01, 2012		Jan. 01, 2012				Oct. 01, 2011		May 01, 2011
Business Acquisition, Number of Licensed Hospital or Facility Beds				100				330				217	25	358				198	48	67
Business Acquisition, Maximum Number of Years for Completion of Replacement Hospital Construction				5 years
Other Commitment				$ 75,000,000
Business Acquisition, Number of Hospitals Acquired										2						2
Business Acquisition, Cost of Acquired Entity, Cash Paid for Fixed Assets				45,000,000				39,300,000		151,100,000				192,000,000		150,800,000
Business Acquisition, Cost of Acquired Entity, Cash Paid for Working Capital				2,600,000				(900,000)		13,100,000				17,500,000		(2,100,000)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed				12,500,000		6,900,000		5,800,000		9,400,000				15,900,000		12,300,000
Business Acquisition, Cost of Acquired Entity, Purchase Price				60,100,000		59,200,000		44,200,000		173,600,000				225,400,000		161,000,000
Business Acquisition, Purchase Price Allocation, Goodwill	4,424,425,000	4,388,429,000	4,245,136,000		10,900,000		41,800,000		0		54,600,000				32,400,000		43,100,000				36,200,000	33,300,000	40,300,000
Business Acquisition, Cost of Acquired Entity, Cash Paid						52,300,000															39,700,000	41,500,000	57,900,000
Business Combination, Acquisition Related Costs	20,600,000	9,900,000	16,000,000																					14,100,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		337,000,000
Business Combination, Assumed Noncontrolling Interest, Fair Value	4,599,000																				4,600,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																					8,900,000	10,200,000	13,100,000
Business Acquisition, Purchase Price Allocation Net Working Capital																					300,000	2,000,000	2,900,000
Business Acquisition, Purchase Price Allocation, Intangible Assets, Other than Goodwill																							$ 1,600,000